SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%	$ (806,823)	$ (1,689,619)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	282,808	1,141,619
Change in valuation allowance	524,014	548,000
Provision for income taxes